Financial Instruments - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Fair value adjustments	£ 40	£ 51
Bid-offer and trade specific adjustments
Disclosure of financial assets [line items]
Fair value adjustments	(9)	(8)
Uncertainty
Disclosure of financial assets [line items]
Fair value adjustments	40	45
Credit risk adjustment
Disclosure of financial assets [line items]
Fair value adjustments	6	11
Funding fair value adjustment
Disclosure of financial assets [line items]
Fair value adjustments	3	3
Risk related adjustments
Disclosure of financial assets [line items]
Fair value adjustments	40	51
Model-related
Disclosure of financial assets [line items]
Fair value adjustments	0	0
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 0